UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number: __________

     This Amendment (Check only one.):      [ ] is a restatement.
                                            [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             WESTCHESTER CAPITAL MANAGEMENT, INC.
Address:          100 SUMMIT LAKE DRIVE
                  VALHALLA, NY 10595

Form 13F File Number:      28-04764


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             FREDERICK W. GREEN
Title:            PRESIDENT
Phone:            914-741-5600

Signature, Place, and Date of Signing:

    /s/ FREDERICK W. GREEN             VALHALLA, NEW YORK             5/15/06
    ----------------------             ------------------             -------
         [Signature]                     [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           1

Form 13F Information Table Entry Total:      105

Form 13F Information Table Value Total:      $1,195,574,409 (actual)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NO.      FORM 13F FILE NUMBER         NAME
---      --------------------         ----
1        28 -                         Green & Smith Investment Management L.L.C.

FORM 13F
Westchester Capital Management, Inc.
March 31, 2006

Item 1                              Item 2         Item 3    Item 4            Item 5           Item 6    Item 7        Item 8
--------------------------------  -----------    --------- ----------   --------------------  ----------  --------  ----------------
                                   Title of                Fair Market   SHRS or   SH/  Put/  Investment   Other    Voting Authority
Name of Issuer                      Class          CUSIP      Value     PRN AMT   PRN   Call  Discretion  Managers  Sole Shared None
--------------------------------  -----------    --------- ----------   --------- ----- ----  ----------  --------  ---- ------ ----
Equities
COMMON STOCK
Abgenix, Inc.                     COMMON STOCK   00339B107 25,160,602   1,118,249   SH      (a) Sole              (a) Sole
Abgenix, Inc.                     COMMON STOCK   00339B107  2,985,750     132,700   SH      (b) Shared 1          (a) Sole
Albertson's, Inc.                 COMMON STOCK   013104104 44,857,041   1,747,450   SH      (a) Sole              (a) Sole
Albertson's, Inc.                 COMMON STOCK   013104104  3,753,159     146,208   SH      (b) Shared 1          (a) Sole
Andrx Corp.                       COMMON STOCK   034553107 20,622,938     868,700   SH      (a) Sole              (a) Sole
Andrx Corp.                       COMMON STOCK   034553107  1,794,744      75,600   SH      (b) Shared 1          (a) Sole
Anteon International
 Corporation                      COMMON STOCK   03674E108 46,610,608     854,300   SH      (a) Sole              (a) Sole
Anteon International
 Corporation                      COMMON STOCK   03674E108  3,958,328      72,550   SH      (b) Shared 1          (a) Sole
Arden Realty, Inc.                COMMON STOCK   039793104 48,717,835   1,079,500   SH      (a) Sole              (a) Sole
Arden Realty, Inc.                COMMON STOCK   039793104  4,517,513     100,100   SH      (b) Shared 1          (a) Sole
Artesyn Technologies, Inc.        COMMON STOCK   043127109  5,297,610     483,800   SH      (a) Sole              (a) Sole
Artesyn Technologies, Inc.        COMMON STOCK   043127109  2,093,640     191,200   SH      (b) Shared 1          (a) Sole
Burlington Coat Factory
 Warehouse Corp.                  COMMON STOCK   121579106  9,153,630     201,400   SH      (a) Sole              (a) Sole
Burlington Coat Factory
 Warehouse Corp.                  COMMON STOCK   121579106  1,068,075      23,500   SH      (b) Shared 1          (a) Sole
ConocoPhillips                    COMMON STOCK   20825C104 33,946,661     537,556   SH      (a) Sole              (a) Sole
ConocoPhillips                    COMMON STOCK   20825C104  4,314,534      68,322   SH      (b) Shared 1          (a) Sole
Dictaphone Corporation            COMMON STOCK   253588107 25,059,478     795,539   SH      (a) Sole              (a) Sole
Dictaphone Corporation            COMMON STOCK   253588107  4,358,623     138,369   SH      (b) Shared 1          (a) Sole
Education Management
 Corporation                      COMMON STOCK   28139T101 34,135,462     820,564   SH      (a) Sole              (a) Sole
Education Management
 Corporation                      COMMON STOCK   28139T101  2,849,184      68,490   SH      (b) Shared 1          (a) Sole
Emdeon Corporation                COMMON STOCK   290849108 11,493,014   1,064,168   SH      (a) Sole              (a) Sole
Emdeon Corporation                COMMON STOCK   290849108  1,887,181     174,739   SH      (b) Shared 1          (a) Sole
Engelhard Corporation             COMMON STOCK   292845104 31,870,206     804,600   SH      (a) Sole              (a) Sole
Engelhard Corporation             COMMON STOCK   292845104  3,248,020      82,000   SH      (b) Shared 1          (a) Sole
Fairmont Hotels & Resorts Inc.    COMMON STOCK   305204109 43,430,520     971,600   SH      (a) Sole              (a) Sole
Fairmont Hotels & Resorts Inc.    COMMON STOCK   305204109  4,452,120      99,600   SH      (b) Shared 1          (a) Sole
Falconbridge Limited              COMMON STOCK   306104100    937,891      26,800   SH      (a) Sole              (a) Sole
Falconbridge Limited              COMMON STOCK   306104100    913,394      26,100   SH      (b) Shared 1          (a) Sole
GTECH Holdings Corporation        COMMON STOCK   400518106 25,183,380     739,600   SH      (a) Sole              (a) Sole
GTECH Holdings Corporation        COMMON STOCK   400518106  2,727,405      80,100   SH      (b) Shared 1          (a) Sole
Guidant Corporation               COMMON STOCK   401698105 54,752,845     701,420   SH      (a) Sole              (a) Sole
Guidant Corporation               COMMON STOCK   401698105  5,037,212      64,530   SH      (b) Shared 1          (a) Sole
Huntsman Corporation              COMMON STOCK   447011107 11,436,215     592,550   SH      (a) Sole              (a) Sole
Huntsman Corporation              COMMON STOCK   447011107  1,587,425      82,250   SH      (b) Shared 1          (a) Sole
Identix Incorporated              COMMON STOCK   451906101  3,098,756     389,291   SH      (a) Sole              (a) Sole
Identix Incorporated              COMMON STOCK   451906101  2,825,824     355,003   SH      (b) Shared 1          (a) Sole
IMAX Corporation                  COMMON STOCK   45245E109  9,238,337     910,181   SH      (a) Sole              (a) Sole
IMAX Corporation                  COMMON STOCK   45245E109  2,223,256     219,040   SH      (b) Shared 1          (a) Sole
Independence Community Bank
 Corp.                            COMMON STOCK   453414104 34,566,891     829,340   SH      (a) Sole              (a) Sole
Independence Community Bank
 Corp.                            COMMON STOCK   453414104  3,144,881      75,453   SH      (b) Shared 1          (a) Sole
Instinet Group Incorporated       COMMON STOCK   457750107 24,480,599   4,811,344   SH      (a) Sole              (a) Sole
Instinet Group Incorporated       COMMON STOCK   457750107  5,123,640   1,006,985   SH      (b) Shared 1          (a) Sole
J. Jill Group Inc.                COMMON STOCK   466189107  3,193,826     133,577   SH      (a) Sole              (a) Sole
J. Jill Group Inc.                COMMON STOCK   466189107  1,059,452      44,310   SH      (b) Shared 1          (a) Sole

Item 1                              Item 2         Item 3    Item 4            Item 5           Item 6    Item 7        Item 8
--------------------------------  -----------    --------- ----------   --------------------  ----------  --------  ----------------
                                   Title of                Fair Market   SHRS or   SH/  Put/  Investment   Other    Voting Authority
Name of Issuer                      Class          CUSIP      Value     PRN AMT   PRN   Call  Discretion  Managers  Sole Shared None
--------------------------------  -----------    --------- ----------   --------- ----- ----  ----------  --------  ---- ------ ----

Jones Apparel Group, Inc.         COMMON STOCK   480074103 10,002,636     282,800   SH      (a) Sole              (a) Sole
Jones Apparel Group, Inc.         COMMON STOCK   480074103    909,009      25,700   SH      (b) Shared 1          (a) Sole
Schering AG                       COMMON STOCK    4845757  53,458,904     514,200   SH      (a) Sole              (a) Sole
Schering AG                       COMMON STOCK    4845757   3,721,954      35,800   SH      (b) Shared 1          (a) Sole
KeySpan Corporation               COMMON STOCK   49337W100 16,188,607     396,100   SH      (a) Sole              (a) Sole
VNU NV                            COMMON STOCK    4970950  33,467,562   1,029,324   SH      (a) Sole              (a) Sole
VNU NV                            COMMON STOCK    4970950   3,103,473      95,450   SH      (b) Shared 1          (a) Sole
Knight Ridder, Inc.               COMMON STOCK   499040103 42,652,528     674,775   SH      (a) Sole              (a) Sole
Knight Ridder, Inc.               COMMON STOCK   499040103  2,871,314      45,425   SH      (b) Shared 1          (a) Sole
Lafarge North America, Inc.       COMMON STOCK   505862102 50,055,600     595,900   SH      (a) Sole              (a) Sole
Lafarge North America, Inc.       COMMON STOCK   505862102  4,544,400      54,100   SH      (b) Shared 1          (a) Sole
Endesa, S.A.                      COMMON STOCK     5271782 23,071,438     714,643   SH      (a) Sole              (a) Sole
Endesa, S.A.                      COMMON STOCK     5271782  1,949,945      60,400   SH      (b) Shared 1          (a) Sole
Lexar Media, Inc.                 COMMON STOCK   52886P104     18,018       2,100   SH      (a) Sole              (a) Sole
Lexar Media, Inc.                 COMMON STOCK   52886P104    338,052      39,400   SH      (b) Shared 1          (a) Sole
Lin TV Corp.                      COMMON STOCK   532774106  9,794,250   1,088,250   SH      (a) Sole              (a) Sole
Lin TV Corp.                      COMMON STOCK   532774106    768,150      85,350   SH      (b) Shared 1          (a) Sole
Portugal Telecom, SGPS,S.A.       COMMON STOCK     5817186  7,252,161     597,836   SH      (a) Sole              (a) Sole
Portugal Telecom, SGPS,S.A.       COMMON STOCK     5817186    889,264      73,307   SH      (b) Shared 1          (a) Sole
Mittal Steel Company N.V.         COMMON STOCK   60684P101      4,594         120   SH      (a) Sole              (a) Sole
Mittal Steel Company N.V.         COMMON STOCK   60684P101    252,665       6,600   SH      (b) Shared 1          (a) Sole
Nextel Partners, Inc.             COMMON STOCK   65333F107 48,619,776   1,716,800   SH      (a) Sole              (a) Sole
Nextel Partners, Inc.             COMMON STOCK   65333F107  3,751,069     132,453   SH      (b) Shared 1          (a) Sole
NextWave Telecom,  Inc.
 Class B Escrow                   COMMON STOCK   653ESC996     20,000      20,000   SH      (b) Shared 1          (a) Sole
North Fork Bancorporation, Inc.   COMMON STOCK   659424105    740,931      25,700   SH      (a) Sole              (a) Sole
PanAmSat Holding Corp.            COMMON STOCK   69831Y105 29,659,900   1,195,000   SH      (a) Sole              (a) Sole
PanAmSat Holding Corp.            COMMON STOCK   69831Y105  2,201,534      88,700   SH      (b) Shared 1          (a) Sole
Pixar                             COMMON STOCK   725811103    160,350       2,500   SH      (a) Sole              (a) Sole
Pixar                             COMMON STOCK   725811103  3,046,650      47,500   SH      (b) Shared 1          (a) Sole
Arcelor                           COMMON STOCK     7281875 19,639,025     498,178   SH      (a) Sole              (a) Sole
Arcelor                           COMMON STOCK     7281875  1,856,762      47,100   SH      (b) Shared 1          (a) Sole
Price Communications Corporation  COMMON STOCK   741437305 72,010,559   4,070,693   SH      (a) Sole              (a) Sole
Price Communications Corporation  COMMON STOCK   741437305  7,360,084     416,059   SH      (b) Shared 1          (a) Sole
Titan International, Inc          COMMON STOCK   88830M102 12,107,890     701,500   SH      (a) Sole              (a) Sole
Titan International, Inc          COMMON STOCK   88830M102  2,103,131     121,850   SH      (b) Shared 1          (a) Sole
Tronox Incorporated Class B       COMMON STOCK   897051207     50,970       3,000   SH      (a) Sole              (a) Sole
Tronox Incorporated Class B       COMMON STOCK   897051207    798,530      47,000   SH      (b) Shared 1          (a) Sole
Tyco International Ltd.           COMMON STOCK   902124106 10,463,040     389,250   SH      (a) Sole              (a) Sole
Tyco International Ltd.           COMMON STOCK   902124106  1,751,232      65,150   SH      (b) Shared 1          (a) Sole
Univision Communications Inc.     COMMON STOCK   914906102 28,365,363     822,900   SH      (a) Sole              (a) Sole
Univision Communications Inc.     COMMON STOCK   914906102  2,219,868      64,400   SH      (b) Shared 1          (a) Sole
Vodafone Group plc ADR            COMMON STOCK   92857W100     62,700       3,000   SH      (a) Sole              (a) Sole
Vodafone Group plc ADR            COMMON STOCK   92857W100    982,300      47,000   SH      (b) Shared 1          (a) Sole
WebMD Health Corp.                COMMON STOCK   94770V102  2,265,216      54,400   SH      (a) Sole              (a) Sole


Fixed Income
CORPORATE BONDS
Adelphia Communications
 senior note                      CORPORATE      006848AS4  5,720,050   9,695,000   PRN      (a) Sole             (a) Sole
9.250% Due 10-01-22               BONDS
Adelphia Communications
 senior note                      CORPORATE      006848BE4  6,169,680  10,032,000   PRN     (a) Sole              (a) Sole
9.375% Due 11-15-09               BONDS
Adelphia Communications
 senior note                      CORPORATE      006848BE4    718,320   1,168,000   PRN     (b) Shared 1          (a) Sole
9.375% Due 11-15-09               BONDS

Item 1                              Item 2         Item 3    Item 4            Item 5           Item 6    Item 7        Item 8
--------------------------------  -----------    --------- ----------   --------------------  ----------  --------  ----------------
                                   Title of                Fair Market   SHRS or   SH/  Put/  Investment   Other    Voting Authority
Name of Issuer                      Class          CUSIP      Value     PRN AMT   PRN   Call  Discretion  Managers  Sole Shared None
--------------------------------  -----------    --------- ----------   --------- ----- ----  ----------  --------  ---- ------ ----
Adelphia Communications
 convertible note                 CORPORATE      006848BG9    693,125  27,725,000   PRN     (a) Sole              (a) Sole
6.000% Due 02-15-26               BONDS
Adelphia Communications
 convertible note                 CORPORATE      006848BG9    117,500   4,700,000   PRN     (b) Shared 1          (a) Sole
6.000% Due 02-15-26               BONDS
Adelphia Communications
 convertible note                 CORPORATE      006848BH7    664,575  26,583,000   PRN     (a) Sole              (a) Sole
3.250% Due 05-01-21               BONDS
Adelphia Communications
 senior note                      CORPORATE      006848BJ3  9,403,715  14,809,000   PRN     (a) Sole              (a) Sole
10.250% Due 06-15-11              BONDS
Adelphia Communications
 senior note                      CORPORATE      006848BJ3  1,701,800   2,680,000   PRN     (b) Shared 1          (a) Sole
10.250% Due 06-15-11              BONDS
Brookstone, Inc. secured
 note                             CORPORATE      114535AA5  9,300,000  10,000,000   PRN     (a) Sole             (a) Sole
12.000% Due 10-15-12              BONDS
Meristar Hospitality note         CORPORATE      58984SAA4  7,476,719  15,115,000   PRN     (a) Sole             (a) Sole
9.125% Due 01-15-11               BONDS
Meristar Hospitality note         CORPORATE      58984SAA4  2,179,531   1,885,000   PRN     (b) Shared 1         (a) Sole
9.125% Due 01-15-11               BONDS
Toys R US note                    CORPORATE      892335AK6  8,345,006  10,255,000   PRN     (a) Sole             (a) Sole
7.875% Due 04-15-13               BONDS
Toys R US note                    CORPORATE      892335AK6  1,013,119   1,245,000   PRN     (b) Shared 1         (a) Sole
7.875% Due 04-15-13               BONDS

Other
PUTS
Boston Scientific Apr.22 1/2 put     PUTS         bsx.px       81,160       2,029       PUT  (a) Sole           (a) Sole
iShares Lehman June 85 put           PUTS         ief.rg      740,000       2,000       PUT  (a) Sole           (a) Sole
SPDR Trust Series 1 Apr.128 put      PUTS         spy.px      200,000       4,000       PUT  (a) Sole           (a) Sole
Verizon Communications July 40 put   PUTS         vz.sh     2,331,000       3,700       PUT  (a) Sole           (a) Sole

TOTAL                                                  $1,195,574,409